Marketable Securities – InterCure Ltd (Details) - Schedule of financial instruments - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Instruments [Abstract]
Marketable securities - InterCure Ltd	$ 1,627	$ 3,158